Commodity Derivative Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Unrealized gains	$ (56.9)	$ 171.0
Commodity derivative gains (losses)	163.8	(473.4)	[1]
Commodity Contract
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Realized gains (losses)	15.5	(641.8)
Unrealized gains	148.3	168.4
Commodity derivative gains (losses)	$ 163.8	$ (473.4)

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.